Label	Element	Value
AIG Senior Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001059040_SupplementTextBlock

SunAmerica Senior Floating Rate Fund, Inc.

AIG Senior Floating Rate Fund

(each, a “Fund”)

Supplement dated April 1, 2019

to each Fund’s Summary Prospectus and Prospectus, as supplemented and amended to date

Risk/Return [Heading]	rr_RiskReturnHeading	AIG Senior Floating Rate Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Effective immediately, in the section of each Summary Prospectus entitled “Fees and Expenses of the Fund,” the first sentence of footnote 1 to the table is deleted in its entirety and replaced with the following:

Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

AIG Senior Floating Rate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.